RIGHT-OF-USE LEASED ASSETS - Disclosure for right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,337
Additions	28	$ 8
Adjustments	3	(22)
Transfers to mineral property, plant and equipment		(43)
Depreciation	(507)	(441)
Ending balance	861	1,337
Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,835
Office Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	918
Additions	28	8
Adjustments	3
Depreciation	(197)	(181)
Ending balance	752	918
Office Premises [Member] | Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,091
Plant [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	419
Adjustments		(22)
Depreciation	(310)	(215)
Ending balance	109	419
Plant [Member] | Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		656
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	0	0
Transfers to mineral property, plant and equipment		(43)
Depreciation	0	(45)
Ending balance	$ 0	0
Vehicles [member] | Adoption of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		$ 88